Fair Value Measurement (Details 5) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Contingent liabilities
Contingent consideration payable		$ 20.0
Clover Network, Inc
Contingent liabilities
Contingent consideration payable		20.0
Contingent consideration | Clover Network, Inc
Contingent liabilities
Contingent consideration payable	20.0	20.0
Period for which merchant location assumed to be used after fiscal year	4 years	4 years
Fair Value Measurement Using Significant Unobservable Inputs (Level 3), Contingent consideration
Balance at the beginning of the period	20.0
Balance at the end of the period	$ 20.0	$ 20.0